Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Lease assets	$ 4,452
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation	$ 1,604